Secured Term Loan Facilities and Revolving Credit Facilities - Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities (Detail) - USD ($)
$ in Thousands
		Dec. 31, 2022	Dec. 31, 2021
Current Liability
Current portion of secured term loan facilities	[1]	$ 101,558	$ 151,586
Less: current portion of deferred financing costs		(2,549)	(3,016)
Current portion of secured term loan facilities, net of deferred financing costs		99,009	148,570
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties		612,349	604,790
Amount due to related parties	[2]	48,140	54,877
Less: non-current portion of deferred financing costs		(4,011)	(4,689)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs		$ 656,478	$ 654,978

[1]	Excludes amounts relating to the refinancing of the October 2016 Secured Term Loan and Revolving Credit Facility and June 2017 Secured Term Loan and Revolving Credit Facility which were concluded subsequent to the year end, in March 2023.
[2]	Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.